Non-Controlling Interest	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Non-Controlling Interest
NOTE 21 – NON-CONTROLLING INTEREST
In April 2019, the Company obtained control over Agnity and its subsidiaries via a business combination and the non-controlling interest (“NCI”) was measured at 100% of the acquired net identifiable assets of Agnity at the date of acquisition. Agnity develops and sells software applications and technology services that enable telecommunication service providers, network equipment manufacturers and enterprises to design, develop, and deploy communication-centric application solutions on a world-wide basis. Having control of Agnity has enabled the Company to gain access to Agnity’s patented technology and its customer base. In addition, Agnity’s communication platform ensures that AssetCare deployments around the globe are assured of connectivity, supported by Agnity telecommunication solutions.
The movement in the equity attributable to the non-controlling interest in the Company is detailed in the consolidated statements of changes in equity. There was no change to the non-controlling interest percentage in the years ended December 31, 2021, 2020 or 2019.

The following table summarizes the information relating to Agnity before any intercompany eliminations.

	December 31, 2021	December 31, 2020
NCI percentage	100%	100%
	Recast (Note 2)	Recast (Note 2)
Current assets	$11,906,502	$7,778,252
Non-current assets	5,111,714	8,081,135
Current liabilities	(8,752,552)	(7,107,244)
Non-current liabilities	(5,598,783)	(6,185,049)
Net assets attributable to NCI	$2,666,881	$2,567,094

For the years ended	December 31, 2021	December 31, 2020	December 31, 20 19
	Recast (Note 2)	Recast (Note 2)	Recast (Note 2)

Revenue	$11,966,226	$11,548,811	$6,010,753
Income (loss) allocated to NCI	63,387	1,586,588	590,056
Other comprehensive income allocated to NCI	138,655	159,749	176,711
Total comprehensive income attributable to NCI	$202,042	$1,746,337	$766,767

Cash flows (used in) provided by operating activities	$(1,859,900)	(405,548)	483,245
Cash flows used in investing activities	(578,483)	–	(3,731)
Cash flows (used in) provided by financing activities	2,081,137	655,347	(417,068)
Foreign exchange impact on cash held in USD	(6,383)	155,274	5,976
Net (decrease) increase in cash and cash equivalents	$(363,629)	$405,073	$68,422